UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 22.3%
Capital Markets - 6.3%
Azimut Holding SpA	552,727	$6,167,999
Credit Suisse Group AG	380,328	16,133,598
GAM Holding AG (a)	504,252	9,567,554
Julius Baer Group Ltd.	509,236	22,046,601
Man Group PLC	3,452,944	13,606,023
Partners Group Holding AG	186,745	35,694,378

		103,216,153

Commercial Banks - 13.0%
Banco Santander Brasil SA/Brazil	591,200	7,169,791
Bank Central Asia Tbk PT	14,193,500	11,310,580
BNP Paribas	207,360	15,158,991
Chongqing Rural Commercial Bank (a)	8,337,000	5,723,378
CIMB Group Holdings Bhd	3,637,000	9,840,040
Commercial International Bank Egypt SAE (a)	1,029,370	5,685,317
HDFC Bank Ltd.	116,100	6,120,036
HSBC Holdings PLC	1,192,169	12,314,045
Industrial & Commercial Bank of China - Class H	26,935,755	22,331,614
Investimentos Itau SA (Preference Shares)	5,391,242	42,267,417
Societe Generale	188,400	12,237,392
Standard Bank Group Ltd./South Africa	390,576	5,995,633
Standard Chartered PLC	1,030,539	26,731,045
Turkiye Halk Bankasi AS	1,851,113	14,266,169
United Overseas Bank Ltd.	1,064,000	15,863,791

		213,015,239

Diversified Financial Services - 1.2%
FirstRand Ltd.	2,533,769	7,522,543
IG Group Holdings PLC	1,756,841	12,872,358

		20,394,901

Insurance - 1.8%
AIA Group Ltd. (a)	6,293,000	19,371,577
China Life Insurance Co., Ltd. - Class H	2,478,000	9,276,235

		28,647,812

		365,274,105

Energy - 15.1%
Energy Equipment & Services - 3.4%
Saipem SpA	288,735	15,338,800
Schlumberger Ltd.	350,877	32,722,789
Tenaris SA	322,270	7,908,302

		55,969,891

Oil, Gas & Consumable Fuels - 11.7%
Adaro Energy Tbk PT	54,174,000	13,652,664
Afren PLC (a)	6,856,611	17,923,427
Alliance Oil Co., Ltd. (GDR) (a)	963,000	18,287,385
BG Group PLC	911,053	22,617,328
China Shenhua Energy Co., Ltd. - Class H	1,983,000	9,346,244
Faroe Petroleum PLC (a)	1,763,198	4,808,488
Gulf Keystone Petroleum Ltd. (a)	5,234,072	12,767,875

Company	Shares	U.S. $ Value
Inpex Corp.	926	$7,005,740
Karoon Gas Australia Ltd. (a)	835,439	6,189,163
Oando PLC	27,303,901	10,493,739
Petroleo Brasileiro SA (Preference Shares)	1,929,600	33,695,462
Rosneft Oil Co. (GDR) (b)	1,897,650	17,327,097
Tullow Oil PLC	733,407	17,018,474

		191,133,086

		247,102,977

Industrials - 11.8%
Aerospace & Defense - 0.9%
Safran SA	431,026	15,243,544

Commercial Services & Supplies - 1.1%
Secom Co., Ltd.	178,000	8,276,666
Serco Group PLC	1,146,286	10,260,586

		18,537,252

Electrical Equipment - 1.1%
Schneider Electric SA	105,736	18,058,832

Industrial Conglomerates - 3.0%
Bidvest Group Ltd.	538,021	11,824,331
Koninklijke Philips Electronics NV (a)	256,414	8,213,698
Siemens AG	128,206	17,537,114
Smiths Group PLC	581,701	12,089,055

		49,664,198

Machinery - 2.4%
Atlas Copco AB - Class A	726,200	19,285,414
China Rongsheng Heavy Industry Group Co., Ltd. (a)	3,809,500	3,315,569
Fanuc Corp.	103,600	15,659,860

		38,260,843

Marine - 0.8%
Orient Overseas International Ltd.	1,287,000	13,462,416

Trading Companies & Distributors - 1.8%
Mitsui & Co., Ltd.	957,500	17,142,955
Wolseley PLC (a)	350,806	11,809,527

		28,952,482

Transportation Infrastructure - 0.7%
CCR SA	360,151	10,456,103

		192,635,670

Consumer Discretionary - 10.8%
Automobiles – 1.9%
Honda Motor Co., Ltd.	427,200	15,872,023
Volkswagen AG (Preference Shares)	97,125	15,697,638

		31,569,661

Diversified Consumer Services - 0.3%
Estacio Participacoes SA	266,600	4,327,260

Hotels, Restaurants & Leisure - 1.7%
Ajisen China Holdings Ltd.	3,042,000	5,868,929

Company	Shares	U.S. $ Value
Carnival PLC	476,715	$18,752,426
Shangri-La Asia Ltd.	1,477,666	3,774,821

		28,396,176

Media - 3.2%
Eutelsat Communications SA	541,139	21,590,462
Grupo Televisa SA (Sponsored ADR) (a)	199,600	4,896,188
Informa PLC	1,091,772	7,289,253
Naspers Ltd.	143,271	7,706,793
SES SA (FDR)	409,693	10,548,260

		52,030,956

Multiline Retail - 0.3%
Golden Eagle Retail Group Ltd.	1,938,000	4,208,115

Specialty Retail - 2.5%
Belle International Holdings Ltd.	4,970,000	9,179,664
Dunelm Group PLC	392,400	2,416,605
Fast Retailing Co., Ltd.	49,700	6,221,970
Yamada Denki Co., Ltd.	157,950	10,614,594
Zhongsheng Group Holdings Ltd. (a)	6,837,000	12,777,573

		41,210,406

Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA	268,132	15,460,493

		177,203,067

Materials - 9.4%
Construction Materials - 1.5%
CRH PLC (London)	566,277	12,998,836
HeidelbergCement AG	171,991	11,959,845

		24,958,681

Metals & Mining - 7.9%
African Rainbow Minerals Ltd.	249,300	8,210,784
Aquarius Platinum Ltd.	1,396,000	7,779,867
Centamin Egypt Ltd. (a)	5,845,500	12,703,178
Equinox Minerals Ltd. (a)	5,479,611	32,442,462
Northam Platinum Ltd.	1,010,700	6,561,827
Rio Tinto PLC	283,748	20,060,501
Vale SA (Sponsored ADR) (Local Preference Shares)	601,203	17,747,513
Xstrata PLC	975,210	22,753,186

		128,259,318

		153,217,999

Consumer Staples - 8.9%
Beverages - 1.3%
Anheuser-Busch InBev NV	247,063	14,085,519
Cia de Bebidas das Americas (Preference Shares)	270,335	7,525,633

		21,611,152

Food & Staples Retailing - 2.3%
Bizim Toptan Satis Magazalari AS (a)	135,066	2,755,467
Seven & I Holdings Co., Ltd.	273,100	6,956,828

Company	Shares	U.S. $ Value
Tesco PLC	4,440,426	$27,125,069

		36,837,364

Food Products - 2.4%
Danone	150,226	9,804,359
Nestle SA	514,181	29,444,646

		39,249,005

Household Products - 0.6%
Reckitt Benckiser Group PLC	203,195	10,430,092

Tobacco - 2.3%
British American Tobacco PLC	604,738	24,248,553
Imperial Tobacco Group PLC	454,800	14,033,471

		38,282,024

		146,409,637

Information Technology - 7.6%
Communications Equipment - 0.4%
ZTE Corp. - Class H	1,253,000	5,823,111

Electronic Equipment, Instruments & Components - 1.1%
Murata Manufacturing Co., Ltd.	149,600	10,818,015
Taiyo Yuden Co., Ltd.	495,000	6,630,136

		17,448,151

Internet Software & Services - 1.9%
Baidu, Inc./China (Sponsored ADR) (a)	85,200	11,741,412
Mail.ru Group Ltd. (GDR) (a) (b)	91,500	2,740,425
Tencent Holdings Ltd.	666,800	16,247,162

		30,728,999

IT Services - 0.5%
Infosys Technologies Ltd. (Sponsored ADR)	125,855	9,023,804

Semiconductors & Semiconductor Equipment - 3.1%
ARM Holdings PLC	1,227,871	11,393,794
ASML Holding NV (a)	243,917	10,846,641
Samsung Electronics Co., Ltd.	33,800	28,661,238

		50,901,673

Software - 0.6%
SAP AG	57,000	3,486,142
Temenos Group AG (a)	190,680	7,216,116

		10,702,258

		124,627,996

Health Care - 5.9%
Health Care Providers & Services - 0.6%
Fresenius Medical Care AG & Co. KGaA	138,128	9,266,644

Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	345,608	6,898,310

Pharmaceuticals - 4.9%
Aspen Pharmacare Holdings Ltd. (a)	564,081	6,580,827
Bayer AG	194,640	15,038,460

Company	Shares	U.S. $ Value
Mitsubishi Tanabe Pharma Corp.	363,300	$5,891,067
Novartis AG	337,431	18,272,224
Novo Nordisk A/S Class B	67,715	8,503,825
Pharmstandard (GDR) (a) (b)	237,501	6,612,486
Shire PLC	310,004	8,998,616
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	221,792	11,127,305

		81,024,810

		97,189,764

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 1.4%
Iliad SA	52,254	6,260,624
Telefonica SA	603,632	15,141,927
XL Axiata Tbk PT (a)	2,650,500	1,659,577

		23,062,128

Wireless Telecommunication Services - 3.1%
America Movil SAB de CV Series L (ADR)	186,653	10,844,540
China Mobile Ltd.	729,500	6,734,013
MTN Group Ltd.	363,369	7,329,029
Tim Participacoes SA (ADR)	31,900	1,392,435
Vodafone Group PLC	8,391,128	23,913,133

		50,213,150

		73,275,278

Utilities - 0.9%
Independent Power Producers & Energy Traders - 0.9%
China Longyuan Power Group Corp. (a)	7,584,000	8,157,029
NTPC Ltd.	1,663,362	7,190,664

		15,347,693

Total Common Stocks (cost $1,225,411,408)		1,592,284,186

WARRANTS - 2.5%
Information Technology - 1.5%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a) (b)	1,896,900	6,645,599
HTC Corp., Macquarie Bank Ltd., expiring 9/06/12 (a)	474,200	18,548,618

		25,194,217

Financials - 1.0%
Sberbank of Russian Federation, Merrill Lynch, expiring 11/05/12 (a)	4,381,728	16,476,173

Total Warrants (cost $34,997,224)		41,670,390

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
HSBC Bank USA 0.09%, 4/01/11 (cost $1,500,000)	$1,500	$1,500,000

Total Investments - 99.8% (cost $1,261,908,632) (c)		1,635,454,576
Other assets less liabilities - 0.2%		2,756,086

Net Assets - 100.0%		$1,638,210,662

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	70	June 2011	$2,770,768	$2,821,362	$50,594
FTSE 100 Index Futures	10	June 2011	924,500	943,991	19,491
TOPIX Index Futures	9	June 2011	1,011,391	937,004	(74,387)

					$(4,302)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America, NA:
Euro settling 5/16/11	1,989	$2,727,416	$2,816,518	$89,102
Swedish Krona settling 5/16/11	540,381	83,890,553	85,427,330	1,536,777
Barclays Capital Inc.:
Japanese Yen settling 5/16/11	5,932,151	72,356,541	71,334,839	(1,021,702)
BNP Paribas SA:
Australian Dollar settling 5/16/11	42,172	43,456,559	43,388,394	(68,165)
Great British Pound settling 5/16/11	19,554	31,344,730	31,352,014	7,284
Credit Suisse First Boston:
Canadian Dollar settling 5/16/11	24,552	25,268,878	25,300,907	32,029
Canadian Dollar settling 5/16/11	78,702	80,999,969	81,102,638	102,669
Norwegian Krone settling 5/16/11	469,309	81,340,278	84,667,579	3,327,301
Deutsche Bank:
Canadian Dollar settling 5/16/11	4,290	4,376,783	4,420,858	44,075
Euro settling 5/16/11	13,106	18,585,461	18,558,718	(26,743)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)
Euro settling 5/16/11	47,027	$63,299,283	$66,592,466	$3,293,183
Goldman Sachs:
Euro settling 5/16/11	14,582	20,393,802	20,648,805	255,003
Euro settling 5/16/11	16,169	22,613,317	22,896,072	282,755
Swiss Franc settling 5/16/11	31,784	35,126,652	34,613,893	(512,759)
UBS Securities LLC:
Japanese Yen settling 5/16/11	3,724,263	45,871,353	44,784,717	(1,086,636)
New Zealand Dollar settling 5/16/11	57,682	44,393,221	43,888,168	(505,053)
Westpac Banking Corporation:
Australian Dollar settling 5/16/11	68,054	68,173,095	70,016,925	1,843,830
Sale Contracts:
Barclays Capital Inc.:
Japanese Yen settling 5/16/11	2,307,481	27,870,484	27,747,740	122,744
BNP Paribas SA:
Australian Dollar settling 5/16/11	23,410	23,358,849	24,085,229	(726,380)
Canadian Dollar settling 5/16/11	28,842	29,093,073	29,721,764	(628,691)
Citibank:
Swedish Krona settling 5/16/11	25,395	4,001,897	4,014,625	(12,728)
Swedish Krona settling 5/16/11	453,448	71,805,932	71,684,334	121,598
Credit Suisse First Boston:
Great British Pound settling 5/16/11	71,376	114,576,324	114,441,102	135,222
Norwegian Krone settling 5/16/11	43,858	7,854,795	7,912,379	(57,584)
Deutsche Bank:
Great British Pound settling 5/16/11	5,598	9,053,365	8,975,584	77,781
Great British Pound settling 5/16/11	28,866	46,232,074	46,282,460	(50,386)
Swiss Franc settling 5/16/11	90,469	94,533,960	98,523,921	(3,989,961)
Goldman Sachs:
New Zealand Dollar settling 5/16/11	25,298	18,540,904	19,248,342	(707,438)
Swedish Krona settling 5/16/11	61,538	9,764,759	9,728,371	36,388
HSBC Securities Inc.:
Swiss Franc settling 5/16/11	26,099	28,518,043	28,422,729	95,314
Morgan Stanley & Co., Inc.:
Australian Dollar settling 5/16/11	11,873	11,758,794	12,215,461	(456,667)
Great British Pound settling 5/16/11	18,514	30,131,720	29,684,524	447,196
Royal Bank of Canada:
Norwegian Krone settling 5/16/11	386,477	69,781,345	69,723,938	57,407
UBS Securities LLC:
Euro settling 5/16/11	63,598	84,524,286	90,057,789	(5,533,503)
Westpac Banking Corporation:
Australian Dollar settling 5/16/11	18,233	18,272,839	18,758,906	(486,067)
New Zealand Dollar settling 5/16/11	8,125	5,955,869	6,182,022	(226,153)
New Zealand Dollar settling 5/16/11	24,259	18,194,687	18,457,805	(263,118)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate market value of these securities amounted to $33,325,607 or 2.0% of net assets.
(c)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $402,381,042 and gross unrealized depreciation of investments was $(28,835,098), resulting in net unrealized appreciation of $373,545,944.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt

AllianceBernstein International Growth Fund

Portfolio Summary

March 31, 2011 (unaudited)

COUNTRY BREAKDOWN*

23.2%	United Kingdom
9.4%	Switzerland
8.0%	China
7.6%	Brazil
6.8%	Japan
6.0%	France
4.5%	Germany
3.8%	South Africa
2.6%	Russia
2.3%	Sweden
2.2%	Hong Kong
2.0%	United States
2.0%	Canada
19.5%	Other
0.1%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Australia, Belgium, Cayman Islands, Denmark, Egypt, India, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Mexico, Netherlands, Nigeria, Singapore, South Korea, Spain, Taiwan and Turkey.

AllianceBernstein International Growth Fund

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$55,160,586		$310,113,519		$	– 0	–	$365,274,105
Energy	71,226,739		175,876,238			– 0	–	247,102,977
Industrials	13,771,672		178,863,998			– 0	–	192,635,670
Consumer Discretionary	11,640,052		165,563,015			– 0	–	177,203,067
Materials	32,442,462		120,775,537			– 0	–	153,217,999
Consumer Staples	10,281,101		136,128,536			– 0	–	146,409,637
Information Technology	23,505,641		101,122,355			– 0	–	124,627,996
Health Care	11,127,305		86,062,459			– 0	–	97,189,764
Telecommunication Services	12,236,974		61,038,304			– 0	–	73,275,278
Utilities	– 0	–	15,347,693			– 0	–	15,347,693
Warrants	– 0	–	– 0	–		41,670,390		41,670,390
Short-Term Investments	1,500,000		– 0	–		– 0	–	1,500,000

Total Investments in Securities	242,892,532		1,350,891,654	†		41,670,390		1,635,454,576
Other Financial Instruments*:
Assets
Futures Contracts	70,085		– 0	–		– 0	–	70,085
Forward Currency Exchange Contracts	– 0	–	11,907,658			– 0	–	11,907,658
Liabilities
Futures Contracts	(74,387)		– 0	–		– 0	–	(74,387)
Forward Currency Exchange Contracts	– 0	–	(16,359,734)			– 0	–	(16,359,734)

Total	$242,888,230		$1,346,439,578			$41,670,390		$1,630,998,198

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Warrants		Total
Balance as of 6/30/10	$11,709,449		$11,709,449
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	304,183		304,183
Change in unrealized appreciation/depreciation	8,635,460		8,635,460
Purchases	30,184,416		30,184,416
Sales	(9,163,118)		(9,163,118)
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/11	$41,670,390		$41,670,390

Net change in unrealized appreciation/depreciation from investments held as of 3/31/11	$8,635,460		$8,635,460

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 26, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 26, 2011